Shareholders’ Equity (Details) - Schedule of Warrant Activities - $ / shares		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Schedule Of Warrant Activities Abstract
Ordinary Shares Number Outstanding Warrants Outstanding		60,375
Weighted Average Exercise Price, Warrants Outstanding		$ 4.8
Contractual Life in Years Warrants Outstanding		4 years 9 months 18 days
Ordinary Shares Number Outstanding Warrants Exercisable		60,375
Weighted Average Exercise Price, Warrants Exercisable		$ 4.8
Contractual Life in Years, Warrants Exercisable		4 years 9 months 18 days
Ordinary Shares Number Outstanding, Warrants Granted		60,375
Weighted Average Exercise Price, Warrants Granted		$ 4.8
Contractual Life in Years, Warrants Granted		4 years 9 months 18 days
Ordinary Shares Number Outstanding Warrants Exercises
Weighted Average Exercise Price, Warrants Exercises
Ordinary Shares Number Outstanding Warrants Expired
Weighted Average Exercise Price, Warrants Expired